Other Receivable	12 Months Ended
Dec. 31, 2023
Other Receivable [Abstract]
OTHER RECEIVABLE	Note 5 - OTHER RECEIVABLE The following is the breakdown of other receivable
	December 31,	December 31,
	2023	2022
Deposit	$14,066	$9,502
Deductible input business tax	106,270	-
Total	120,336	9,502